Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table presents the net income and the weighted average number of shares outstanding used in the earnings per share calculations. There were no potentially dilutive instruments for the three and nine months ended September 30, 2025 and 2024.

	Three Months Ended September 30,
	2025	2024
Numerator:
Net income attributable to common shareholders	$13,163	$4,513
Income allocated to participating securities	—	194

Income available for common shareholders	13,163	4,319
Denominator:
Shares outstanding	19,576,804	12,904,495
Weighted average common shares outstanding — basic and diluted	19,572,595	12,904,495
Earnings available to common shareholders per share
Basic	$0.67	$0.33

Diluted	$0.67	$0.33

	Nine Months Ended September 30,
	2025	2024
Numerator:
Net income attributable to common shareholders	$78,753	$31,344
Income allocated to participating securities	2,190	1,350

Income available for common shareholders	76,563	29,994
Denominator:
Shares outstanding	19,576,804	12,904,495
Weighted average common shares outstanding — basic and diluted	16,446,038	12,904,495
Earnings available to common shareholders per share
Basic	$4.66	$2.32

Diluted	$4.66	$2.32

The following table presents the net income and the weighted average number of units outstanding used in the earnings per unit calculations. There were no
potentially dilutive instruments for the years ended December 31, 2024 or December 31, 2023.

	Year ended December 31,
	2024	2023
Net income	$39,742	$37,797
Income allocated to participating securities	1,711	1,682

Net income attributable to unitholders	$38,031	$36,115

Weighted average number of units outstanding – basic and diluted	122,900	122,900

Basic and diluted earnings per unit	$309.45	$293.85